Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net/Goodwill [Abstract]
Balance at the beginning of the year	$ 19,864	$ 21,325
Foreign currency translation adjustments	(423)	(1,461)
Balance at the year end	$ 19,441	$ 19,864